Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued employee compensation and benefits	$ 967	$ 263
Accrued professional fees	3,709	1,377
Other	579	305
Accrued expenses and other current liabilities	$ 5,255	1,945
Zapata Computing, Inc. [Member]
Accrued employee compensation and benefits		263	$ 705
Accrued professional fees		1,377	1,953
Other		305	486
Accrued expenses and other current liabilities		$ 1,945	$ 3,144